Nuveen Global Infrastructure Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.7%
	COMMON STOCKS – 87.7%
	Commercial Services & Supplies – 3.6%
56,740	Biffa PLC, 144A, (2)	$275,226
2,042,958	Cleanaway Waste Management Ltd, (3)	4,009,358
35,781	Republic Services Inc	4,295,867
78,810	Waste Connections Inc	9,924,543
32,462	Waste Management Inc	4,848,524
	Total Commercial Services & Supplies	23,353,518
	Construction & Engineering – 5.4%
5,802	Ameresco Inc, (2)	339,011
30,785	Eiffage SA, (3)	3,111,343
366,645	Ferrovial SA, (3)	10,701,878
201,474	Vinci SA, (3)	20,955,068
	Total Construction & Engineering	35,107,300
	Diversified Telecommunication Services – 2.5%
93,502	Cellnex Telecom SA, 144A	5,772,818
1,096,452	HKBN Ltd, (3)	1,294,080
644,432	Infrastrutture Wireless Italiane SpA, 144A, (3)	7,177,702
2,160,454	NetLink NBN Trust, (3)	1,582,218
	Total Diversified Telecommunication Services	15,826,818
	Electric Utilities – 17.5%
325,221	Alupar Investimento SA	1,451,797
1,384,384	AusNet Services Ltd, (3)	2,505,818
320,441	CK Infrastructure Holdings Ltd, (3)	1,787,302
104,793	Duke Energy Corp	10,226,749
400,832	EDP - Energias de Portugal SA	2,105,617
38,044	Electricite de France SA, (3)	478,066
7,401	Elia Group SA/NV, (3)	884,421
1,259,279	Enel SpA, (3)	9,665,240
42,086	Entergy Corp	4,179,561
38,765	Evergy Inc	2,411,183
24,863	Eversource Energy	2,032,799
14,135	Fortis Inc/Canada	627,069
552,109	Iberdrola SA, (3)	5,554,453
379,179	NextEra Energy Inc	29,773,135
36,230	Orsted AS, 144A, (3)	4,775,641

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
619,184	Power Grid Corp of India Ltd, (3)	$1,575,869
191,882	Southern Co	11,890,928
328,117	Spark Infrastructure Group, (3)	662,750
64,709	SSE PLC, (3)	1,362,456
722,497	Terna - Rete Elettrica Nazionale, (3)	5,127,418
223,014	Xcel Energy Inc	13,938,375
	Total Electric Utilities	113,016,647
	Gas Utilities – 0.4%
144,706	AltaGas Ltd	2,855,047
	Independent Power & Renewable Electricity Producers – 1.0%
43,395	Brookfield Renewable Corp	1,684,160
20,439	Clearway Energy Inc	618,689
11,517	Corp ACCIONA Energias Renovables SA, (2)	377,942
35,144	Drax Group PLC	228,147
34,780	NextEra Energy Partners LP	2,621,021
155,225	Omega Geracao SA, (2)	914,404
	Total Independent Power & Renewable Electricity Producers	6,444,363
	IT Services – 0.1%
102,272	NEXTDC Ltd, (2), (3)	871,198
	Machinery – 0.5%
76,180	Evoqua Water Technologies Corp, (2)	2,861,321
	Multi-Utilities – 7.9%
31,574	Ameren Corp	2,557,494
126,734	CenterPoint Energy Inc	3,117,656
83,799	Dominion Energy Inc	6,119,003
93,357	DTE Energy Co	10,428,911
415,951	Engie SA, (3)	5,441,967
136,201	EON SE, (3)	1,662,428
29,257	National Grid PLC, ADR	1,744,595
26,949	NiSource Inc	652,974
140,556	RWE AG, (3)	4,957,181
1,554,816	Sembcorp Industries Ltd, (3)	2,080,864
32,052	Unitil Corp	1,371,185
76,677	Veolia Environnement SA, (3)	2,342,926
97,756	WEC Energy Group Inc	8,622,079
	Total Multi-Utilities	51,099,263
	Oil, Gas & Consumable Fuels – 17.6%
166,916	Cheniere Energy Inc, (2)	16,302,686

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
88,810	DT Midstream Inc	$4,106,574
632,694	Enbridge Inc	25,181,221
184,866	Enterprise Products Partners LP	4,000,500
134,130	Gibson Energy Inc	2,463,180
407,635	Kinder Morgan Inc	6,819,734
9,219	Koninklijke Vopak NV, (3)	363,251
38,788	ONEOK Inc	2,249,316
188,909	Pembina Pipeline Corp	5,988,233
228,743	Plains GP Holdings LP	2,464,706
69,331	Targa Resources Corp	3,411,779
468,250	TC Energy Corp	22,536,333
673,638	Williams Cos Inc	17,474,170
	Total Oil, Gas & Consumable Fuels	113,361,683
	Road & Rail – 4.4%
8,621	Canadian National Railway Co	997,019
301,699	CSX Corp	8,972,528
55,517	East Japan Railway Co, (3)	3,923,560
10,165	Norfolk Southern Corp	2,431,976
43,558	Union Pacific Corp	8,537,804
64,641	West Japan Railway Co, (3)	3,249,312
	Total Road & Rail	28,112,199
	Transportation Infrastructure – 24.3%
110,939	Aena SME SA, 144A, (2)	19,185,973
41,091	Aeroports de Paris, (2), (3)	5,233,384
657,575	Atlantia SpA, (2), (3)	12,409,544
1,741,439	Atlas Arteria Ltd, (3)	8,029,732
1,810,530	Auckland International Airport Ltd, (2), (3)	9,732,249
1,532,551	China Merchants Port Holdings Co Ltd, (3)	2,620,684
1,228,062	COSCO SHIPPING Ports Ltd, (3)	1,060,646
350,300	Enav SpA, 144A, (2), (3)	1,635,543
33,447	Flughafen Wien AG, (2), (3)	1,155,122
48,901	Flughafen Zurich AG, (2), (3)	8,712,388
28,161	Fraport AG Frankfurt Airport Services Worldwide, (2), (3)	1,949,722
667,755	Getlink SE, (3)	10,431,425
109,752	Grupo Aeroportuario del Centro Norte SAB de CV, ADR, (2)	5,141,881
64,801	Grupo Aeroportuario del Pacifico SAB de CV, ADR	7,537,652
18,830	Grupo Aeroportuario del Sureste SAB de CV, ADR	3,521,210
230,383	International Container Terminal Services Inc	880,703
67,734	Japan Airport Terminal Co Ltd, (2), (3)	3,324,006
238,408	Kamigumi Co Ltd, (3)	4,996,451

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Transportation Infrastructure (continued)
65,320	Macquarie Infrastructure Holdings LLC	$2,649,379
622,802	Port of Tauranga Ltd, (3)	3,049,088
439,829	Promotora y Operadora de Infraestructura SAB de CV	3,039,799
954,544	Qube Holdings Ltd, (3)	2,233,730
2,650,672	Sydney Airport, (2), (3)	15,566,947
2,009,043	Transurban Group, (3)	20,248,078
223,298	Transurban Group, (2)	2,285,895
19,140	Westshore Terminals Investment Corp	369,472
	Total Transportation Infrastructure	157,000,703
	Water Utilities – 2.5%
22,727	American Water Works Co Inc	3,841,772
1,013,561	Guangdong Investment Ltd, (3)	1,322,621
169,687	Severn Trent PLC, (3)	5,940,591
396,957	United Utilities Group PLC, (3)	5,166,531
	Total Water Utilities	16,271,515
	Total Common Stocks (cost $469,499,676)	566,181,575

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 10.5%
	Health Care – 0.1%
250,570	Parkway Life Real Estate Investment Trust	$858,117
	Specialized – 10.4%
125,529	American Tower Corp	33,316,652
77,623	Crown Castle International Corp	13,453,618
60,181	Digital Realty Trust Inc	8,693,146
201	Equinix Inc	158,816
34,283	SBA Communications Corp	11,332,931
	Total Specialized	66,955,163
	Total Real Estate Investment Trust Common Stocks (cost $61,102,945)	67,813,280

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 0.5%
520,705	3i Infrastructure PLC	$2,130,366
711,781	Cordiant Digital Infrastructure Ltd/Fund, (2)	1,050,164
	Total Investment Companies (cost $2,889,331)	3,180,530

Shares	Description (1)	Value
COMMON STOCK RIGHTS – 0.0%

Shares	Description (1)	Value
	Multi-Utilities – 0.0%
56	Veolia Environnement SA, (3)	$46,567
	Total Common Stock Rights (cost $-)	46,567
	Total Long-Term Investments (cost $533,491,952)	637,221,952

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.5%
	REPURCHASE AGREEMENTS – 0.5%
$3,492	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $3,491,603, collateralized by $3,633,000, U.S. Treasury Bonds, 1.875%, due 2/15/41, value $3,561,476	0.000%	4/01/21	$3,491,603
	Total Short-Term Investments (cost $3,491,603)			3,491,603
	Total Investments (cost $536,983,555) – 99.2%			640,713,555
	Other Assets Less Liabilities – 0.8%			4,892,931
	Net Assets – 100%			$645,606,486
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$333,259,325	$232,922,250	$ —	$566,181,575
Real Estate Investment Trust Common Stocks	67,813,280	—	—	67,813,280
Investment Companies	3,180,530	—	—	3,180,530
Common Stock Rights	—	46,567	—	46,567
Short-Term Investments:
Repurchase Agreements	—	3,491,603	—	3,491,603
Total	$404,253,135	$236,460,420	$ —	$640,713,555

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	For fair value measurement disclosure purposes, investment classified as Level 2.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt

Nuveen Real Asset Income Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.1%
	COMMON STOCKS – 26.4%
	Air Freight & Logistics – 0.6%
70,430	Oesterreichische Post AG	$2,985,922
1,206,820	PostNL NV, (2)	5,822,960
	Total Air Freight & Logistics	8,808,882
	Diversified Financial Services – 0.2%
1,876,975	Sdcl Energy Efficiency Income Trust PLC	2,857,811
	Diversified Telecommunication Services – 1.2%
4,613,353	HKBN Ltd, (2)	5,444,876
974,914	HKT Trust & HKT Ltd	1,333,012
15,538,633	NetLink NBN Trust, (2)	11,379,789
	Total Diversified Telecommunication Services	18,157,677
	Electric Utilities – 5.3%
5,127,291	AusNet Services Ltd, (2)	9,280,705
431,500	Cia de Transmissao de Energia Eletrica Paulista	1,927,022
404,383	CK Infrastructure Holdings Ltd, (2)	2,255,500
141,363	Emera Inc	6,401,849
301,871	Endesa SA, (2)	6,087,983
258,860	Enel Chile SA, ADR	623,852
1,304,728	Enel SpA, (2)	10,014,071
352,854	OGE Energy Corp	11,630,068
59,033	PPL Corp	1,645,840
169,777	Red Electrica Corp SA, (2)	3,406,111
16	Southern Co	991
3,569,982	Spark Infrastructure Group, (2)	7,210,857
820,115	SSE PLC, (2)	17,267,627
356,617	Transmissora Alianca de Energia Eletrica SA	2,346,996
	Total Electric Utilities	80,099,472
	Equity Real Estate Investment Trust – 1.2%
5,082,292	Cromwell Property Group, (2)	2,906,369
11	Frontier Real Estate Investment Corp, (2)	48,209
20,847	Gecina SA, (2)	2,804,677
17,757	Iron Mountain Inc	771,542
74,935	Klepierre SA, (2)	1,675,808
130,427	Link REIT, (2)	1,116,891
255,242	Nexus Real Estate Investment Trust	2,573,378

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
2,126,995	Target Healthcare REIT PLC	$3,290,069
16,553	Universal Health Realty Income Trust	914,884
1,995,394	Vicinity Centres, (2)	2,359,020
	Total Equity Real Estate Investment Trust	18,460,847
	Gas Utilities – 2.4%
294,016	AltaGas Ltd	5,800,932
206,879	APA Group, (2)	1,288,607
471,797	Enagas SA, (2)	10,485,278
600,071	Italgas SpA, (2)	3,836,986
139,812	Naturgy Energy Group SA, (2)	3,519,198
2,046,128	Snam SpA, (2)	11,318,945
	Total Gas Utilities	36,249,946
	Health Care Providers & Services – 0.3%
206,983	Chartwell Retirement Residences	1,970,800
246,995	Sienna Senior Living Inc	2,804,191
	Total Health Care Providers & Services	4,774,991
	Household Durables – 0.1%
37,637	Persimmon PLC, (2)	1,346,085
	Independent Power & Renewable Electricity Producers – 1.1%
64,391	Atlantica Sustainable Infrastructure PLC	2,222,133
1,634	Canadian Solar Infrastructure Fund Inc, (2)	1,841,246
157,130	Clearway Energy Inc	4,431,066
80,646	Drax Group PLC	523,536
504,909	TransAlta Renewables Inc	7,570,047
	Total Independent Power & Renewable Electricity Producers	16,588,028
	Industrial Conglomerates – 0.1%
986,437	NWS Holdings Ltd, (2)	908,020
	Media – 0.0%
47,346	Eutelsat Communications SA, (2)	651,059
	Multi-Utilities – 1.6%
7,769	ACEA SpA	165,946
264,733	Canadian Utilities Ltd	7,133,536
38,032	Engie SA, (2)	497,580
176,865	National Grid PLC, ADR	10,546,460
1,231,688	REN - Redes Energeticas Nacionais SGPS SA, (2)	3,640,282
553,354	Vector Ltd, (2)	1,531,259
	Total Multi-Utilities	23,515,063

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 7.6%
166,739	DT Midstream Inc	$7,710,011
446,568	Enbridge Inc	17,773,406
497,081	Enterprise Products Partners LP	10,756,833
329,790	Gibson Energy Inc	6,056,305
590,856	Kinder Morgan Inc	9,885,021
55,070	Magellan Midstream Partners LP	2,510,091
55,791	ONEOK Inc	3,235,320
373,252	Pembina Pipeline Corp	11,831,729
409,128	Plains GP Holdings LP	4,408,354
213,495	TC Energy Corp	10,275,269
1,116,134	Williams Cos Inc	28,952,516
254,015	Z Energy Ltd, (2)	598,984
	Total Oil, Gas & Consumable Fuels	113,993,839
	Real Estate Management & Development – 2.4%
515,763	Amot Investments Ltd, (2)	3,644,601
343,142	Cibus Nordic Real Estate AB	8,113,679
120,374	Citycon Oyj, (2)	964,641
2,175,515	Corp Inmobiliaria Vesta SAB de CV	3,800,551
207,331	DIC Asset AG	3,664,870
95,135	Dios Fastigheter AB	928,051
251,141	Hysan Development Co Ltd	817,818
95,974	Kennedy-Wilson Holdings Inc	2,007,776
161,823	Kerry Properties Ltd, (2)	425,668
397,721	Land & Houses PCL, (2)	92,953
1,314,403	New World Development Co Ltd, (2)	5,346,011
5,283,441	Sino Land Co Ltd, (2)	7,107,817
	Total Real Estate Management & Development	36,914,436
	Road & Rail – 0.3%
1,652,672	Aurizon Holdings Ltd, (2)	4,474,508
	Thrifts & Mortgage Finance – 0.0%
138,414	Real Estate Credit Investments Ltd/Fund, (3)	290,006
	Trading Companies & Distributors – 0.1%
48,141	Fortress Transportation and Infrastructure Investors LLC	1,221,819
	Transportation Infrastructure – 1.0%
820,081	Atlas Arteria Ltd, (2)	3,781,373
1,515,452	China Merchants Port Holdings Co Ltd, (2)	2,591,445
2,528,973	COSCO SHIPPING Ports Ltd, (2)	2,184,210
70,844	Dalrymple Bay Infrastructure Ltd	115,237

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Transportation Infrastructure (continued)
980,765	Jiangsu Expressway Co Ltd, (2)	$991,014
140,902	Macquarie Infrastructure Holdings LLC	5,714,985
	Total Transportation Infrastructure	15,378,264
	Water Utilities – 0.9%
3,427,902	Guangdong Investment Ltd, (2)	4,473,155
735,896	Inversiones Aguas Metropolitanas SA	381,199
670,918	United Utilities Group PLC, (2)	8,732,227
	Total Water Utilities	13,586,581
	Total Common Stocks (cost $357,719,446)	398,277,334

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 23.9%
	Diversified – 4.1%
988,189	Abacus Property Group, (2)	$2,503,955
59,634	Alpine Income Property Trust Inc	1,095,476
687,215	Charter Hall Long Wale REIT, (2)	2,429,006
26,154	Cofinimmo SA, (2)	3,966,013
2,316,086	GPT Group, (2)	8,342,311
969,571	Growthpoint Properties Australia Ltd, (2)	2,839,626
2,650,439	Home Reit PLC	3,874,754
53,283	ICADE, (2)	4,160,728
346,415	Land Securities Group PLC, (2)	3,228,700
1,683,867	LXI REIT Plc, (2)	3,118,976
2,139,362	Mapletree North Asia Commercial Trust	1,520,463
10,272	Star Asia Investment Corp, (2)	5,278,861
2,367,435	Stockland, (2)	7,507,535
450,686	Stride Property Group	759,160
147,973	WP Carey Inc	10,807,948
	Total Diversified	61,433,512
	Health Care – 2.7%
41,765	CareTrust REIT Inc	848,665
111,536	Global Medical REIT Inc	1,639,579
25,921	Healthcare Trust of America Inc	768,817
4,750	LTC Properties Inc	150,527
316,487	Medical Properties Trust Inc	6,351,894
590,707	NorthWest Healthcare Properties Real Estate Investment Trust	6,020,865
290,648	Omega Healthcare Investors Inc	8,707,814
745,577	Physicians Realty Trust	13,137,067

Shares	Description (1)	Value
	Health Care (continued)
224,312	Sabra Health Care REIT Inc	$3,301,873
	Total Health Care	40,927,101
	Industrial – 2.7%
485,851	APN Industria REIT, (2)	1,203,728
1,759,667	Ascendas Real Estate Investment Trust, (2)	3,878,608
1,438,146	Centuria Industrial REIT, (2)	3,823,802
388,340	Dream Industrial Real Estate Investment Trust	4,966,926
2,170,747	ESR-REIT	743,406
6,512,633	Frasers Logistics & Commercial Trust, (2)	7,265,600
213,269	Industrial Logistics Properties Trust	5,419,165
2,564,175	Mapletree Industrial Trust, (2)	5,240,014
1,847,282	PLA Administradora Industrial S de RL de CV	2,699,127
2,111,217	Urban Logistics REIT PLC	4,892,805
587,958	Warehouse Reit PLC	1,166,140
	Total Industrial	41,299,321
	Mortgage – 1.3%
11,358	Ares Commercial Real Estate Corp	171,279
314,523	Blackstone Mortgage Trust Inc	9,536,337
245,332	KKR Real Estate Finance Trust Inc	5,176,505
82,009	Nexpoint Real Estate Finance Inc	1,597,535
102,004	Starwood Property Trust Inc	2,489,918
44,158	TPG RE Finance Trust Inc	546,676
	Total Mortgage	19,518,250
	Office – 5.0%
549,278	Brandywine Realty Trust	7,371,311
1,284,004	Centuria Office REIT, (2)	2,310,718
61,834	Covivio, (2)	5,196,349
778,581	Dexus, (2)	5,992,417
80,598	Dream Office Real Estate Investment Trust	1,463,567
438,842	Easterly Government Properties Inc	9,066,476
151,705	Franklin Street Properties Corp	703,911
2,322,178	GDI Property Group, (2)	1,928,730
57,401	Highwoods Properties Inc	2,517,608
2,028	Ichigo Office REIT Investment Corp, (2)	1,636,457
156,338	Intervest Offices & Warehouses NV	4,282,876
115,394	NSI NV	4,277,332
302,926	Piedmont Office Realty Trust Inc	5,280,000
145,317	Postal Realty Trust Inc	2,708,709
1,240,995	Precinct Properties New Zealand Ltd, (2)	1,437,062

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Office (continued)
104,970	SL Green Realty Corp	$7,436,075
697,319	True North Commercial Real Estate Investment Trust	3,985,938
184,722	Vornado Realty Trust	7,760,171
	Total Office	75,355,707
	Retail – 5.2%
5,351	Altarea SCA	1,159,088
186,536	APN Convenience Retail REIT, (2)	473,917
1,815,926	CapitaLand China Trust, (2)	1,652,349
490,332	Choice Properties Real Estate Investment Trust	5,516,525
342,952	Crombie Real Estate Investment Trust	4,705,910
103,211	CT Real Estate Investment Trust	1,387,718
4,604,929	Fortune Real Estate Investment Trust	4,578,517
2,443,738	Frasers Centrepoint Trust, (2)	4,067,082
1,989	Kenedix Retail REIT Corp, (2)	5,157,881
252,590	National Retail Properties Inc	10,909,362
530,575	RioCan Real Estate Investment Trust	9,064,932
35,453	Saul Centers Inc	1,562,059
580,529	Shopping Centres Australasia Property Group, (2)	1,111,982
108,596	Simon Property Group Inc	14,114,222
201,366	Spirit Realty Capital Inc	9,270,891
88,079	Urstadt Biddle Properties Inc	1,667,335
1,229,432	Waypoint REIT, (2)	2,411,544
	Total Retail	78,811,314
	Specialized – 2.9%
243,582	Automotive Properties Real Estate Investment Trust	2,448,128
361,630	CatchMark Timber Trust Inc	4,292,548
424,607	Charter Hall Social Infrastructure REIT, (2)	1,088,841
232,615	Four Corners Property Trust Inc	6,248,039
193,327	Gaming and Leisure Properties Inc	8,954,907
377,119	MGM Growth Properties LLC	14,443,658
234,751	VICI Properties Inc	6,669,276
	Total Specialized	44,145,397
	Total Real Estate Investment Trust Common Stocks (cost $323,207,164)	361,490,602

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 14.9%
	Air Freight & Logistics – 0.1%
$2,300	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	BB	$2,378,200

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Auto Components – 0.1%
$1,450	NESCO Holdings II Inc, 144A	5.500%	4/15/29	B	$1,503,940
	Chemicals – 0.0%
500	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B-	541,250
	Commercial Services & Supplies – 0.2%
1,300	GFL Environmental Inc, 144A	3.500%	9/01/28	BB-	1,308,125
1,085	GFL Environmental Inc, 144A	4.750%	6/15/29	B-	1,114,837
550	Stericycle Inc, 144A	3.875%	1/15/29	BB	553,361
	Total Commercial Services & Supplies				2,976,323
	Communications Equipment – 0.3%
650	Liquid Telecommunications Financing Plc, 144A	5.500%	9/04/26	B1	671,691
3,325	Viasat Inc, 144A	6.500%	7/15/28	BB-	3,501,956
	Total Communications Equipment				4,173,647
	Construction & Engineering – 0.3%
1,800	GMR Hyderabad International Airport Ltd, 144A, (3)	5.375%	4/10/24	BB+	1,840,961
1,500	IHS Netherlands Holdco BV, 144A	8.000%	9/18/27	BB-	1,601,250
791	International Airport Finance SA, 144A	12.000%	3/15/33	B-	855,959
	Total Construction & Engineering				4,298,170
	Diversified Financial Services – 0.5%
1,010	Cometa Energia SA de CV, 144A	6.375%	4/24/35	Baa3	1,184,190
975	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B1	974,084
1,815	Minejesa Capital BV, 144A	5.625%	8/10/37	Baa3	1,917,547
16,426 BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	2,940,884
	Total Diversified Financial Services				7,016,705
	Diversified Telecommunication Services – 1.0%
1,325	Altice France SA/France, 144A	5.500%	1/15/28	B	1,347,161
1,925	Altice France SA/France, 144A	5.125%	7/15/29	B	1,887,414
3,280	Cellnex Finance Co SA, 144A	3.875%	7/07/41	BBB-	3,221,649
1,670	Level 3 Financing Inc, 144A	4.625%	9/15/27	BB	1,718,096
2,750	Level 3 Financing Inc, 144A	4.250%	7/01/28	BB	2,771,257
1,155	Switch Ltd, 144A	4.125%	6/15/29	BB	1,185,319
2,495	Vmed O2 UK Financing I PLC, 144A	4.750%	7/15/31	BB+	2,549,092
750	Zayo Group Holdings Inc, 144A	4.000%	3/01/27	B1	746,422
	Total Diversified Telecommunication Services				15,426,410
	Electric Utilities – 1.6%
1,808	Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	Baa3	2,169,676

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Electric Utilities (continued)
$1,925	Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energ, 144A	6.250%	12/10/24	BB+	$2,084,294
374	Adani Transmission Ltd, 144A	4.250%	5/21/36	BBB-	382,376
650	AES Panama Generation Holdings SRL, 144A	4.375%	5/31/30	Baa3	670,150
1,500	Cikarang Listrindo Tbk PT, 144A	4.950%	9/14/26	BB+	1,528,200
2,325	Clearway Energy Operating LLC, 144A	3.750%	2/15/31	BB	2,330,812
625	Electricidad Firme de Mexico Holdings SA de CV, 144A	4.900%	11/20/26	Ba2	623,331
1,200	Empresa de Transmision Electrica SA, 144A	5.125%	5/02/49	Baa2	1,341,000
5,700,000 COP	Empresas Publicas de Medellin ESP, 144A	8.375%	11/08/27	Baa3	1,414,717
1,600	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	1,600,816
1,500	Lamar Funding Ltd, 144A	3.958%	5/07/25	Ba3	1,499,520
1,166	LLPL Capital Pte Ltd, 144A	6.875%	2/04/39	Baa3	1,369,709
2,175	Pacific Gas and Electric Co	3.300%	8/01/40	BBB-	2,006,913
1,155	Pattern Energy Operations LP / Pattern Energy Operations Inc, 144A	4.500%	8/15/28	BB-	1,204,088
3,315	TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB	3,468,319
	Total Electric Utilities				23,693,921
	Energy Equipment & Services – 0.1%
850	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	879,092
1,550	Galaxy Pipeline Assets Bidco Ltd, 144A	3.250%	9/30/40	Aa2	1,562,546
	Total Energy Equipment & Services				2,441,638
	Equity Real Estate Investment Trust – 2.1%
2,750	Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A, (3)	5.750%	5/15/26	BB+	2,856,562
1,455	CTR Partnership LP / CareTrust Capital Corp, 144A	3.875%	6/30/28	BB+	1,509,562
1,250	Diversified Healthcare Trust	4.375%	3/01/31	BB	1,209,047
1,075	GLP Capital LP / GLP Financing II Inc	4.000%	1/15/31	BBB-	1,159,495
1,740	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.375%	6/15/26	BB+	1,766,100
1,300	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.750%	9/15/30	BB+	1,313,000
1,535	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	1,604,075
800	Iron Mountain Inc, 144A	4.500%	2/15/31	BB-	811,440
1,500	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.750%	2/01/27	BB+	1,725,000
3,375	MPT Operating Partnership LP / MPT Finance Corp	3.500%	3/15/31	BBB-	3,442,500
1,600	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 144A	4.875%	5/15/29	B+	1,646,760
1,800	Retail Properties of America Inc	4.750%	9/15/30	BBB-	1,979,507
2,450	RHP Hotel Properties LP / RHP Finance Corp, 144A	4.500%	2/15/29	B1	2,454,949

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Equity Real Estate Investment Trust (continued)
$1,370	RLJ Lodging Trust LP, 144A	3.750%	7/01/26	BB-	$1,376,850
1,430	RLJ Lodging Trust LP, 144A	4.000%	9/15/29	BB-	1,427,769
2,830	Scentre Group Trust 2, 144A	5.125%	9/24/80	BBB+	3,041,401
1,150	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 144A	4.750%	4/15/28	BB+	1,174,438
1,140	XHR LP, 144A	4.875%	6/01/29	B1	1,170,883
	Total Equity Real Estate Investment Trust				31,669,338
	Gas Utilities – 0.2%
2,550	National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB-	2,709,375
	Health Care Providers & Services – 0.6%
1,825	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC	1,829,289
950	CHS/Community Health Systems Inc, 144A	4.750%	2/15/31	BB-	955,938
1,200	Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	BB-	1,302,000
1,675	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	1,628,937
3,925	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	4,123,114
	Total Health Care Providers & Services				9,839,278
	Hotels, Restaurants & Leisure – 0.7%
2,250	Hilton Domestic Operating Co Inc, 144A	4.000%	5/01/31	N/R	2,283,750
3,200	Hilton Domestic Operating Co Inc, 144A	3.625%	2/15/32	BB	3,152,000
1,605	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	5.000%	6/01/29	BB-	1,637,100
1,065	Marriott Ownership Resorts Inc, 144A	4.500%	6/15/29	B1	1,078,313
1,695	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	4.500%	1/15/28	BB+	1,851,787
	Total Hotels, Restaurants & Leisure				10,002,950
	Household Durables – 0.1%
1,775	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B-	1,853,499
	Independent Power & Renewable Electricity Producers – 1.0%
1,200	Alfa Desarrollo SpA, 144A	4.550%	9/27/51	Baa3	1,170,600
1,350	Atlantica Sustainable Infrastructure PLC, 144A	4.125%	6/15/28	BB+	1,395,225
700	Azure Power Energy Ltd, 144A	3.575%	8/19/26	BB+	708,744
4,200	Calpine Corp, 144A	3.750%	3/01/31	BB+	4,042,500
3,570	Clearway Energy Operating LLC, 144A	3.750%	1/15/32	BB	3,565,538
1,300	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A	5.375%	12/30/30	BBB-	1,275,638
1,500	Kallpa Generacion SA, 144A	4.125%	8/16/27	Baa3	1,564,110
1,006	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	1,048,442
	Total Independent Power & Renewable Electricity Producers				14,770,797

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Internet Software & Services – 0.1%
$1,575	Cogent Communications Group Inc, 144A	3.500%	5/01/26	BB	$1,596,656
	Media – 0.4%
1,775	Altice Financing SA, 144A	5.000%	1/15/28	B	1,711,499
200	Cablevision Lightpath LLC, 144A	3.875%	9/15/27	B+	196,270
4,600	CCO Holdings LLC / CCO Holdings Capital Corp	4.500%	5/01/32	BB+	4,738,000
	Total Media				6,645,769
	Mortgage Real Estate Investment Trust – 0.5%
5,385	Blackstone Mortgage Trust Inc, 144A, (WI/DD)	3.750%	1/15/27	Ba2	5,337,881
1,875	Starwood Property Trust Inc, 144A	3.625%	7/15/26	BB+	1,889,063
	Total Mortgage Real Estate Investment Trust				7,226,944
	Oil, Gas & Consumable Fuels – 2.5%
1,800	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	BB-	1,968,210
500	Calumet Specialty Products Partners LP / Calumet Finance Corp, (3)	7.750%	4/15/23	B-	495,625
2,130	Cheniere Energy Partners LP, 144A	3.250%	1/31/32	BB+	2,137,029
1,270	CNX Midstream Partners LP, 144A	4.750%	4/15/30	BB-	1,289,653
2,235	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB-	2,300,262
1,820	DT Midstream Inc, 144A	4.375%	6/15/31	BB+	1,874,600
424	Energean Israel Finance Ltd, Reg S, 144A	5.375%	3/30/28	BB-	433,545
200	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	212,948
1,215	EQM Midstream Partners LP	5.500%	7/15/28	BB	1,334,823
1,300	EQM Midstream Partners LP, 144A	4.750%	1/15/31	BB	1,352,026
1,425	Leviathan Bond Ltd, Reg S, Reg S	6.750%	6/30/30	BB	1,575,606
2,875	M/I Homes Inc	4.950%	2/01/28	Ba2	3,007,969
1,750	New Fortress Energy Inc, 144A	6.500%	9/30/26	BB-	1,673,437
1,350	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	1,375,313
675	NuStar Logistics LP	6.375%	10/01/30	BB-	742,500
300	Oleoducto Central SA, 144A	4.000%	7/14/27	Baa3	309,000
3,668 CAD	Pembina Pipeline Corp	4.800%	1/25/81	BB+	2,891,917
1,200	Peru LNG Srl, 144A	5.375%	3/22/30	B+	972,000
275	Promigas SA ESP / Gases del Pacifico SAC, 144A	3.750%	10/16/29	Baa3	276,348
3,000	Sunoco LP / Sunoco Finance Corp	5.875%	3/15/28	BB	3,165,000
600	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	4.000%	1/15/32	BB+	620,070
3,015	TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	3,067,762
600	Transportadora de Gas del Sur SA, 144A	6.750%	5/02/25	CCC+	559,704

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Oil, Gas & Consumable Fuels (continued)
$900	Tullow Oil PLC, 144A	10.250%	5/15/26	B-	$939,834
1,325	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB-	1,402,645
1,675	Western Midstream Operating LP	5.300%	2/01/30	BB+	1,850,875
	Total Oil, Gas & Consumable Fuels				37,828,701
	Real Estate Management & Development – 0.8%
1,225	Howard Hughes Corp, 144A	4.125%	2/01/29	BB	1,226,531
1,300	Howard Hughes Corp, 144A	4.375%	2/01/31	BB	1,307,683
2,700	Hunt Cos Inc, 144A	5.250%	4/15/29	BB-	2,646,000
1,175	Kennedy-Wilson Inc	4.750%	3/01/29	BB	1,195,563
2,250	Kennedy-Wilson Inc	5.000%	3/01/31	BB	2,300,625
2,775	Peach Property Finance GmbH, 144A	4.375%	11/15/25	BB	3,311,753
	Total Real Estate Management & Development				11,988,155
	Road & Rail – 0.4%
525	ENA Master Trust, 144A	4.000%	5/19/48	BBB	538,125
1,735	First Student Bidco Inc / First Transit Parent Inc, 144A	4.000%	7/31/29	BB+	1,711,144
1,700	Rumo Luxembourg Sarl, 144A, (3)	5.875%	1/18/25	BB	1,759,517
500	Rumo Luxembourg Sarl, 144A, (3)	4.200%	1/18/32	Ba2	489,375
1,400	Transnet SOC Ltd, 144A	4.000%	7/26/22	Ba2	1,414,140
	Total Road & Rail				5,912,301
	Specialty Retail – 0.4%
2,025	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.375%	4/01/26	B-	1,979,225
2,225	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B-	2,158,250
1,000	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB-	1,026,070
380	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB-	389,907
700	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB-	722,750
	Total Specialty Retail				6,276,202
	Transportation Infrastructure – 0.7%
1,400	Adani Ports & Special Economic Zone Ltd, 144A	4.000%	7/30/27	BBB-	1,458,716
575	Aeropuerto Internacional de Tocumen SA, 144A	4.000%	8/11/41	BBB	591,068
400	Aeropuerto Internacional de Tocumen SA, 144A	5.125%	8/11/61	BBB	418,800
2,810	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	B+	2,926,615
1,107	Autopistas del Sol SA/Costa Rica, 144A	7.375%	12/30/30	B	1,154,659
1,700	DP World Ltd/United Arab Emirates, 144A	5.625%	9/25/48	Baa3	2,095,590
1,800	Mexico City Airport Trust, 144A	4.250%	10/31/26	BBB	1,920,600
	Total Transportation Infrastructure				10,566,048

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Wireless Telecommunication Services – 0.2%
$2,225	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	$2,529,886
	Total Corporate Bonds (cost $221,679,503)				225,866,103

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 13.0%
	Diversified Financial Services – 0.1%
51,033	Brookfield Finance Inc	4.625%	BBB	$1,310,017
28,354	National Rural Utilities Cooperative Finance Corp, (3)	5.500%	A3	777,183
	Total Diversified Financial Services			2,087,200
	Electric Utilities – 1.6%
98,516	DTE Energy Co	4.375%	BBB-	2,512,158
13,048	Duke Energy Corp, (3)	5.750%	BBB-	361,430
36,322	Entergy Arkansas LLC, (3)	4.875%	A	913,498
34,454	Entergy Texas Inc	5.375%	BBB-	918,888
104,701	Georgia Power Co	5.000%	BBB	2,709,662
225,075	Integrys Holding Inc, (2)	6.000%	BBB	5,995,998
51,805	NextEra Energy Capital Holdings Inc, (3)	5.250%	BBB	1,308,076
156,099	Southern Co	4.950%	BBB	4,128,819
203,899	Southern Co	4.200%	BBB	5,219,814
	Total Electric Utilities			24,068,343
	Equity Real Estate Investment Trust – 7.6%
151,876	Agree Realty Corp	4.250%	Baa3	3,818,163
114,876	American Homes 4 Rent	5.875%	BB	2,928,189
151,769	American Homes 4 Rent	5.875%	BB	3,935,370
5,337	American Homes 4 Rent	6.250%	Ba1	143,512
144,336	Armada Hoffler Properties Inc	6.750%	N/R	3,886,969
229,881	Centerspace	6.625%	N/R	5,935,527
55,490	Chatham Lodging Trust	6.625%	N/R	1,412,775
76,285	City Office REIT Inc	6.625%	N/R	1,936,113
121,909	DiamondRock Hospitality Co, (3)	8.250%	N/R	3,301,296
159,527	Digital Realty Trust Inc	5.250%	Baa3	4,128,559
101,034	Digital Realty Trust Inc	5.850%	Baa3	2,778,435
149,573	Digital Realty Trust Inc	5.200%	Baa3	4,068,386
2,620	DigitalBridge Group Inc	7.125%	N/R	66,889
5,788	Federal Realty Investment Trust	5.000%	BBB	147,420
154,295	Kimco Realty Corp	5.250%	Baa2	4,044,072
5,162	Mid-America Apartment Communities Inc	8.500%	BBB-	335,478
170,505	Monmouth Real Estate Investment Corp	6.125%	N/R	4,300,136
45,514	National Storage Affiliates Trust	6.000%	N/R	1,192,922

Shares	Description (1)	Coupon	Ratings (5)	Value
	Equity Real Estate Investment Trust (continued)
157,895	Pebblebrook Hotel Trust	6.300%	N/R	$3,918,954
71,146	Pebblebrook Hotel Trust	6.375%	N/R	1,817,780
94,424	Pebblebrook Hotel Trust	5.700%	N/R	2,360,600
102,440	PS Business Parks Inc	5.200%	BBB	2,691,099
257,086	PS Business Parks Inc	4.875%	BBB	7,095,574
104,578	Public Storage	4.875%	A3	2,867,529
293	Public Storage	4.750%	A3	8,019
84,599	Public Storage, (3)	4.625%	A3	2,307,861
187,251	Rexford Industrial Realty Inc	5.625%	BB+	4,934,064
57,827	Saul Centers Inc	6.125%	N/R	1,517,380
81,910	Saul Centers Inc	6.000%	N/R	2,168,158
83,546	SITE Centers Corp	6.375%	BB+	2,163,841
139,016	Summit Hotel Properties Inc	6.250%	N/R	3,618,586
69,632	Summit Hotel Properties Inc, (6)	5.875%	N/R	1,819,596
102,625	Sunstone Hotel Investors Inc	6.125%	N/R	2,653,883
111,550	Sunstone Hotel Investors Inc	5.700%	N/R	2,824,446
135,949	UMH Properties Inc	6.750%	N/R	3,531,955
92,168	Urstadt Biddle Properties Inc	6.250%	N/R	2,407,428
91,006	Urstadt Biddle Properties Inc	5.875%	N/R	2,388,908
281,458	Vornado Realty Trust	5.250%	Baa3	7,340,425
181,419	Vornado Realty Trust	5.250%	Baa3	4,880,171
76,253	Vornado Realty Trust, (6)	4.450%	Baa3	1,866,673
	Total Equity Real Estate Investment Trust			115,543,141
	Gas Utilities – 0.4%
193,471	South Jersey Industries Inc	5.625%	BB+	5,154,067
40,621	Spire Inc	5.900%	BBB	1,108,141
	Total Gas Utilities			6,262,208
	Independent Power & Renewable Electricity Producers – 0.5%
101,928	Brookfield BRP Holdings Canada Inc	4.625%	BBB-	2,627,704
174,381	Brookfield Renewable Partners LP	5.250%	BBB-	4,603,658
	Total Independent Power & Renewable Electricity Producers			7,231,362
	Multi-Utilities – 1.5%
34,627	Algonquin Power & Utilities Corp	6.200%	BB+	958,475
35,122	Brookfield Infrastructure Finance ULC	5.000%	BBB-	913,874
190,225	Brookfield Infrastructure Partners LP	5.125%	BBB-	4,860,249
55,805	Brookfield Infrastructure Partners LP, (3)	5.000%	BBB-	1,418,563
97,972	CMS Energy Corp, (3)	5.875%	BBB-	2,646,224
67,664	CMS Energy Corp	4.200%	BBB-	1,688,894
5,876	DTE Energy Co	5.250%	BBB-	151,777

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (5)	Value
	Multi-Utilities (continued)
54,019	NiSource Inc	6.500%	BBB-	$1,482,281
284,945	Sempra Energy, (3)	5.750%	BBB-	7,835,988
	Total Multi-Utilities			21,956,325
	Oil, Gas & Consumable Fuels – 0.1%
41,277	NuStar Energy LP	7.625%	B2	877,962
	Real Estate Management & Development – 1.1%
175,695	Brookfield Property Partners LP	6.375%	BB	4,434,542
196,493	Brookfield Property Partners LP, (3)	6.500%	BB	4,961,448
209,259	Brookfield Property Partners LP	5.750%	BB	4,911,309
99,347	Landmark Infrastructure Partners LP	7.900%	N/R	2,509,505
	Total Real Estate Management & Development			16,816,804
	Trading Companies & Distributors – 0.1%
67,409	Fortress Transportation and Infrastructure Investors LLC	8.250%	B	1,825,436
	Total $25 Par (or similar) Retail Preferred (cost $184,925,504)			196,668,781

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 9.8%
	Diversified Financial Services – 0.3%
$360	National Rural Utilities Cooperative Finance Corp, (3)	5.250%	4/20/46	A3	$395,992
3,957	Transcanada Trust, (3)	5.625%	5/20/75	BBB	4,268,614
	Total Diversified Financial Services				4,664,606
	Electric Utilities – 2.8%
1,800	ComEd Financing III	6.350%	3/15/33	Baa2	2,219,178
6,205	Duke Energy Corp	4.875%	3/16/70	BBB-	6,631,594
4,390	Edison International	5.375%	N/A (7)	BB+	4,539,480
2,100 GBP	Electricite de France SA, Reg S	5.875%	7/22/70	BBB	3,200,267
7,190	Emera Inc	6.750%	6/15/76	BB+	8,548,982
5,740	Enel SpA, 144A	8.750%	9/24/73	BBB	6,543,600
2,070	NextEra Energy Capital Holdings Inc, (3)	4.800%	12/01/77	BBB	2,322,476
4,085	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	4,791,703
1,990	Southern Co	4.000%	1/15/51	BBB	2,103,569
1,515	SSE PLC, Reg S	4.750%	9/16/77	BBB-	1,544,876
	Total Electric Utilities				42,445,725
	Marine – 0.2%
2,195	Royal Capital BV, Reg S	4.875%	11/05/69	N/R	2,288,287
	Multi-Utilities – 1.9%
7,995	CenterPoint Energy Inc	6.125%	N/A (7)	BBB-	8,474,700

Principal Amount (000)(4)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Multi-Utilities (continued)
$1,465	CMS Energy Corp	4.750%	6/01/50	BBB-	$1,647,993
2,440	Dominion Energy Inc	5.750%	10/01/54	BBB-	2,675,420
3,100	Dominion Energy Inc	4.650%	6/15/70	BBB-	3,321,030
1,944	NiSource Inc	5.650%	N/A (7)	BBB-	2,050,920
4,556	RWE AG, Reg S	6.625%	7/30/75	BBB-	5,265,369
5,535	Sempra Energy	4.875%	N/A (7)	BBB-	6,005,475
	Total Multi-Utilities				29,440,907
	Oil, Gas & Consumable Fuels – 4.0%
9,277	Enbridge Inc	6.000%	1/15/77	BBB-	10,275,090
10,634	Enbridge Inc	5.500%	7/15/77	BBB-	11,394,479
3,947	Enbridge Inc	6.250%	3/01/78	BBB-	4,398,906
3,605	Enbridge Inc	5.750%	7/15/80	BBB-	4,073,470
3,478	Energy Transfer LP, (3-Month LIBOR reference rate + 3.018% spread), (8)	3.143%	11/01/66	Ba1	2,868,654
1,275	Energy Transfer LP	6.500%	N/A (7)	BB	1,327,747
7,251	Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	7,586,635
4,840	Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	5,037,956
2,424 CAD	Inter Pipeline Ltd	6.625%	11/19/79	BB	2,070,026
2,315 CAD	Keyera Corp	5.950%	3/10/81	BB	1,902,646
5,285	Transcanada Trust	5.875%	8/15/76	BBB	5,919,200
3,170	Transcanada Trust	5.500%	9/15/79	BBB	3,494,925
	Total Oil, Gas & Consumable Fuels				60,349,734
	Real Estate Management & Development – 0.4%
5,750	AT Securities BV, Reg S	5.250%	7/21/70	BBB-	6,037,500
	Road & Rail – 0.2%
2,790	BNSF Funding Trust I	6.613%	12/15/55	A	3,180,600
	Total $1,000 Par (or similar) Institutional Preferred (cost $135,329,237)				148,407,359

Shares	Description (1)	Coupon	Ratings (5)	Value
	CONVERTIBLE PREFERRED SECURITIES – 6.3%
	Commercial Services & Supplies – 0.3%
58,545	GFL Environmental Inc	6.000%	N/R	$4,978,667
	Electric Utilities – 2.9%
160,880	American Electric Power Co Inc	6.125%	BBB	7,669,150
106,812	American Electric Power Co Inc	6.125%	BBB	5,310,693
138,535	NextEra Energy Inc	4.872%	A-	8,119,536
167,698	NextEra Energy Inc	5.279%	BBB	8,545,890
69,922	NextEra Energy Inc	6.219%	BBB	3,573,713

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (5)	Value
	Electric Utilities (continued)
34,900	PG&E Corp	5.500%	N/R	$3,336,440
151,686	Southern Co	6.750%	BBB	7,737,503
	Total Electric Utilities			44,292,925
	Equity Real Estate Investment Trust – 0.3%
23,760	Equity Commonwealth	6.500%	N/R	738,698
20,450	Lexington Realty Trust	6.500%	N/R	1,327,001
37,738	RPT Realty	7.250%	BB	2,249,751
	Total Equity Real Estate Investment Trust			4,315,450
	Gas Utilities – 0.5%
50,677	South Jersey Industries Inc, (3)	8.750%	N/R	2,454,287
66,322	Spire Inc, (2)	7.500%	N/R	3,173,508
22,624	UGI Corp	7.250%	N/R	2,273,712
	Total Gas Utilities			7,901,507
	Independent Power & Renewable Electricity Producers – 0.3%
42,550	AES Corp	6.875%	BB	4,101,820
	Multi-Utilities – 1.8%
53,458	Algonquin Power & Utilities Corp	7.750%	N/R	2,588,436
80,158	Dominion Energy Inc	7.250%	BBB-	7,785,746
230,785	DTE Energy Co	6.250%	BBB-	11,599,254
45,237	NiSource Inc, (3)	7.750%	BBB-	4,679,768
	Total Multi-Utilities			26,653,204
	Water Utilities – 0.2%
40,127	Essential Utilities Inc	6.000%	N/R	2,302,888
	Total Convertible Preferred Securities (cost $89,448,009)			94,546,461

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 0.6%
1,889,328	Digital 9 Infrastructure PLC/Fund	$2,723,879
40,019	Greencoat UK Wind PLC/Funds	69,990
1,118,775	JLEN Environmental Assets Group Ltd	1,618,988
921,969	Keppel Infrastructure Trust	370,064
1,127,923	Renewables Infrastructure Group Ltd	1,873,057
939,058	Sequoia Economic Infrastructure Income Fund Ltd	1,353,857
1,041,487	Starwood European Real Estate Finance Ltd	1,375,234
	Total Investment Companies (cost $9,329,546)	9,385,069

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CONVERTIBLE BONDS – 0.5%
	Oil, Gas & Consumable Fuels – 0.5%
$7,990	Cheniere Energy Inc	4.250%	3/15/45	N/R	$6,854,992
$7,990	Total Convertible Bonds (cost $5,679,317)				6,854,992

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (5)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 0.4% (9)
	Electric Utilities – 0.1%
$2,009	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB-	$2,011,427
	Real Estate Management & Development – 0.3%
3,870	GGP, Term Loan B	2.584%	1-Month LIBOR	2.500%	8/24/25	BB+	3,831,222
$5,879	Total Variable Rate Senior Loan Interests (cost $5,858,266)						5,842,649

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	ASSET-BACKED SECURITIES – 0.3%
$550	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (8)	4.084%	4/15/34	BB-	$553,448
1,265	Benchmark 2020-B18 Mortgage Trust, 144A	4.139%	7/15/53	B-	1,279,239
100	COMM 2014-UBS3 Mortgage Trust, 144A	4.927%	6/10/47	N/R	100,771
405	COMM 2015-CCRE24 Mortgage Trust	3.463%	8/10/48	BBB-	376,872
400	GS Mortgage Securities Corp Trust 2017-SLP, 144A	4.744%	10/10/32	B	399,035
560	GS Mortgage Securities Trust 2016-GS4	4.088%	11/10/49	A-	557,368
400	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (8)	2.834%	7/15/36	N/R	399,880
1,300	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.250% spread), (8)	4.334%	7/15/36	N/R	1,292,010
$4,980	Asset-Backed Securities (cost $4,874,046)				4,958,623

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Equity Real Estate Investment Trust – 0.0%
162	APN Industria REIT, (11)	$117
	Total Common Stock Rights (cost $-)	117
	Total Long-Term Investments (cost $1,338,050,038)	1,452,298,090

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.9%
	MONEY MARKET FUNDS – 0.9%
13,118,883	State Street Navigator Securities Lending Government Money Market Portfolio, (12)	0.030% (13)	$13,118,883
	Total Investments Purchased with Collateral from Securities Lending (cost $13,118,883)		13,118,883

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.4%
	REPURCHASE AGREEMENTS – 3.4%
$50,959	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $50,958,949, collateralized by $53,022,000, U.S. Treasury Bonds, 1.875%, due 2/15/41, value $51,978,143	0.000%	10/01/21	$50,958,949
	Total Short-Term Investments (cost $50,958,949)			50,958,949
	Total Investments (cost $1,402,127,870) – 100.4%			1,516,375,922
	Other Assets Less Liabilities – (0.4)% (14)			(5,473,457)
	Net Assets – 100%			$1,510,902,465

Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(65)	12/21	$(8,663,151)	$(8,554,609)	$108,542	$(9,141)
U.S. Treasury Ultra Bond	(35)	12/21	(6,861,301)	(6,687,188)	174,113	5,469
U.S. Treasury Ultra 10-Year Note	(60)	12/21	(8,874,255)	(8,715,000)	159,255	(10,312)
Total			$(24,398,707)	$(23,956,797)	$441,910	$(13,984)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$221,589,717	$176,687,617	$ —	$398,277,334
Real Estate Investment Trust Common Stocks	262,237,810	99,252,792	—	361,490,602
Corporate Bonds	—	225,866,103	—	225,866,103
$25 Par (or similar) Retail Preferred	190,672,783	5,995,998	—	196,668,781
$1,000 Par (or similar) Institutional Preferred	—	148,407,359	—	148,407,359
Convertible Preferred Securities	91,372,953	3,173,508	—	94,546,461
Investment Companies	9,385,069	—	—	9,385,069
Convertible Bonds	—	6,854,992	—	6,854,992
Variable Rate Senior Loan Interests	—	5,842,649	—	5,842,649
Asset-Backed Securities	—	4,958,623	—	4,958,623
Common Stock Rights	—	—	117	117
Investments Purchased with Collateral from Securities Lending	13,118,883	—	—	13,118,883
Short-Term Investments:
Repurchase Agreements	—	50,958,949	—	50,958,949
Investments in Derivatives:
Futures Contracts*	441,910	—	—	441,910
Total	$788,819,125	$727,998,590	$117	$1,516,817,832

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $12,680,910.
(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(6)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(7)	Perpetual security. Maturity date is not applicable.
(8)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(9)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(10)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(11)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(12)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(13)	The rate shown is the one-day yield as of the end of the reporting period.
(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
ADR	American Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
GBP	Pound Sterling
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT	Real Estate Investment Trust
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Real Estate Securities Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.1%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 98.3%
	Diversified – 1.8%
63,905	Essential Properties Realty Trust Inc	$1,784,228
124,272	PS Business Parks Inc	19,478,393
509,739	VEREIT Inc	23,055,495
	Total Diversified	44,318,116
	Health Care – 7.6%
479,753	CareTrust REIT Inc	9,748,581
196,069	Healthcare Realty Trust Inc	5,838,935
194,908	Healthcare Trust of America Inc	5,780,971
765,428	Healthpeak Properties Inc	25,626,530
1,004,220	Medical Properties Trust Inc	20,154,695
184,456	Omega Healthcare Investors Inc	5,526,302
33,596	Sabra Health Care REIT Inc	494,533
1,071,213	Ventas Inc	59,141,670
632,115	Welltower Inc	52,086,276
	Total Health Care	184,398,493
	Hotels – 3.5%
1,048,203	Apple Hospitality REIT Inc	16,488,233
1,092,867	Host Hotels & Resorts Inc, (2)	17,846,518
701,696	Pebblebrook Hotel Trust	15,725,007
896,111	RLJ Lodging Trust	13,316,210
24,232	Ryman Hospitality Properties Inc, (2)	2,028,218
875,996	Summit Hotel Properties Inc, (2)	8,435,842
175,769	Sunstone Hotel Investors Inc, (2)	2,098,682
407,273	Xenia Hotels & Resorts Inc, (2)	7,225,023
	Total Hotels	83,163,733
	Industrial – 14.6%
739,344	Americold Realty Trust	21,477,943
647,287	Duke Realty Corp	30,985,629
81,097	EastGroup Properties Inc	13,513,193
1,372,656	Lexington Realty Trust	17,501,364
1,517,728	Prologis Inc	190,368,623
772,136	Rexford Industrial Realty Inc	43,818,718

Nuveen Real Estate Securities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Industrial (continued)
540,300	Terreno Realty Corp	$34,163,169
	Total Industrial	351,828,639
	Mortgage – 0.1%
53,102	Blackstone Mortgage Trust Inc	1,610,053
	Office – 9.0%
325,278	Alexandria Real Estate Equities Inc	62,150,867
146,947	Boston Properties Inc	15,921,707
697,522	Corporate Office Properties Trust	18,819,144
299,993	Cousins Properties Inc	11,186,739
696,032	Douglas Emmett Inc	22,001,571
464,768	Franklin Street Properties Corp	2,156,524
89,328	Highwoods Properties Inc	3,917,926
553,446	JBG SMITH Properties	16,387,536
245,076	Kilroy Realty Corp	16,226,482
249,946	Mack-Cali Realty Corp, (2)	4,279,076
1,869,514	Paramount Group Inc	16,806,931
734,707	Piedmont Office Realty Trust Inc	12,805,943
27,505	SL Green Realty Corp	1,948,454
322,166	Vornado Realty Trust	13,534,194
	Total Office	218,143,094
	Residential – 20.7%
634,010	American Campus Communities Inc	30,717,785
1,133,043	American Homes 4 Rent, Class A	43,191,599
107,106	Apartment Income REIT Corp	5,227,844
304,096	AvalonBay Communities Inc	67,399,837
110,068	Camden Property Trust	16,231,728
45,805	Centerspace	4,328,573
42,962	Equity LifeStyle Properties Inc	3,355,332
666,711	Equity Residential	53,950,254
103,645	Essex Property Trust Inc	33,139,452
849,561	Independence Realty Trust Inc	17,288,566
1,284,504	Invitation Homes Inc	49,235,038
246,308	Mid-America Apartment Communities Inc	45,998,019
1,551	NexPoint Residential Trust Inc	95,976
366,144	Sun Communities Inc	67,773,254
1,167,526	UDR Inc	61,855,528
	Total Residential	499,788,785
	Retail – 12.4%
501,141	Acadia Realty Trust	10,228,288

Shares	Description (1)	Value
	Retail (continued)
126,794	Agree Realty Corp	$8,397,567
1,228,095	Brixmor Property Group Inc	27,153,180
154,898	Federal Realty Investment Trust	18,276,415
2,009,512	Kimco Realty Corp	41,697,374
526,406	National Retail Properties Inc	22,735,475
110,633	Phillips Edison & Co Inc	3,397,539
536,178	Realty Income Corp	34,776,505
5,133	Regency Centers Corp	345,605
403,099	Retail Properties of America Inc	5,191,915
458,133	RPT Realty	5,845,777
671,863	Simon Property Group Inc	87,322,034
329,083	SITE Centers Corp	5,081,042
312,080	Spirit Realty Capital Inc	14,368,163
580,780	Urban Edge Properties	10,634,082
148,256	Urstadt Biddle Properties Inc	2,806,486
	Total Retail	298,257,447
	Specialized – 28.6%
408,952	American Tower Corp	108,539,950
74,818	CoreSite Realty Corp	10,365,286
182,499	Crown Castle International Corp	31,630,727
355,838	CubeSmart	17,240,351
207,227	CyrusOne Inc	16,041,442
546,569	Digital Realty Trust Inc	78,951,892
141,166	Equinix Inc	111,539,492
276,844	Four Corners Property Trust Inc	7,436,030
700,222	Gaming and Leisure Properties Inc	32,434,283
343,491	Life Storage Inc	39,412,157
453,261	MGM Growth Properties LLC	17,359,896
149,403	National Storage Affiliates Trust	7,886,984
219,450	PotlatchDeltic Corp	11,319,231
418,116	Public Storage	124,222,264
58,396	Safehold Inc	4,198,088
46,753	SBA Communications Corp	15,455,139
1,857,659	VICI Properties Inc	52,776,092
136,087	Weyerhaeuser Co	4,840,615
	Total Specialized	691,649,919
	Total Real Estate Investment Trust Common Stocks (cost $1,698,529,414)	2,373,158,279

Shares	Description (1)	Value
COMMON STOCKS – 0.8%

Nuveen Real Estate Securities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 0.3%
102,061	Hyatt Hotels Corp, (2)	$7,868,903
	Household Durables – 0.5%
271,199	PulteGroup Inc	12,453,458
	Total Common Stocks (cost $21,343,000)	20,322,361
	Total Long-Term Investments (cost $1,719,872,414)	2,393,480,640

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.8%
	REPURCHASE AGREEMENTS – 0.8%
$19,041	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $19,040,844, collateralized by $19,811,700, U.S. Treasury Bonds, 1.875%, due 2/15/41, value $19,421,662	0.000%	10/01/21	$19,040,844
	Total Short-Term Investments (cost $19,040,844)			19,040,844
	Total Investments (cost $1,738,913,258) – 99.9%			2,412,521,484
	Other Assets Less Liabilities – 0.1%			2,432,062
	Net Assets – 100%			$2,414,953,546
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$2,373,158,279	$ —	$ —	$2,373,158,279
Common Stocks	20,322,361	—	—	20,322,361
Short-Term Investments:
Repurchase Agreements	—	19,040,844	—	19,040,844
Total	$2,393,480,640	$19,040,844	$ —	$2,412,521,484

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT	Real Estate Investment Trust